CrossingBridge Low Duration High Yield Fund
Schedule of Investments
June 30, 2024 (Unaudited)

CORPORATE BONDS – 50.2%		Par	Value
Accommodation and Food Services - 3.0%
Nathan's Famous, Inc., 6.63%, 11/01/2025 (a)		$6,504,000	$6,531,154
Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.50%, 11/28/2025 (a)		21,053,000	21,242,056
			27,773,210

Administrative and Support and Waste Management and Remediation Services – 0.8%
TripAdvisor, Inc., 7.00%, 07/15/2025 (a)		6,369,000	6,394,393
TWMA Group Ltd., 13.00%, 02/08/2027		1,419,000	1,435,363
			7,829,756

Construction - 0.5%
Five Point Operating Co. LP / Five Point Capital Corp., 10.50%, 01/15/2028 (a)(b)		4,397,361	4,512,088

Consumer Discretionary - 0.7%
Gaming Innovation Group PLC, 10.97% (3 mo. EURIBOR + 7.25%), 12/18/2026	EUR	4,600,000	5,148,059
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 11.36% (6 mo. LIBOR US + 5.63%), 10/15/2026 (c)		1,000,000	1,013,744
			6,161,803

Consumer Staples - 0.1%
Heart Bidco AB, 9.10% (3 Month Stockholm Interbank Offered Rates + 5.25%), 05/08/2029	SEK	15,000,000	1,427,981

Finance and Insurance - 2.1%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.25%, 05/15/2026		3,676,000	3,650,294
5.25%, 05/15/2027		3,109,000	2,921,373
Novedo Holding AB, 10.27% (3 Month Stockholm Interbank Offered Rates + 6.50%), 11/26/2024	SEK	55,000,000	5,124,304
Puffin Finance SARL, 15.00%, 09/11/2025		1,454,000	1,489,311
Stockwik Forvaltning AB, 11.72% (3 Month Stockholm Interbank Offered Rates + 8.00%), 03/20/2026	SEK	65,000,000	6,224,644
			19,409,926

Financials - 0.1%
Goldcup 100865 AB, 9.22% (3 Month Stockholm Interbank Offered Rates + 5.50%), 07/11/2028	SEK	15,000,000	1,415,228

Health Care and Social Assistance - 1.0%
ADDvise Group AB, 9.61% (SOFR + 4.25%), 04/04/2027		2,000,000	2,012,868
Orexo AB, 10.22% (3 Month Stockholm Interbank Offered Rates + 6.50%), 03/28/2028	SEK	71,250,000	6,893,993
			8,906,861

Information - 11.5%
Azerion Group NV, 10.66% (3 mo. EURIBOR + 6.75%), 10/02/2026	EUR	15,209,000	16,654,567
Cabonline Group Holding AB
14.00%, 03/19/2026	SEK	77,770,274	7,428,515
14.00%, 03/19/2026	SEK	21,879,529	2,154,917
Connect Finco SARL / Connect US Finco LLC, 6.75%, 10/01/2026 (a)		8,848,000	8,547,498
Fiserv, Inc., 2.75%, 07/01/2024		11,340,000	11,340,000
Gaming Innovation Group PLC, 10.99% (3 Month Stockholm Interbank Offered Rates + 7.25%), 12/18/2026	SEK	30,625,000	3,015,723
Go North Group AB
0.00%, 02/09/2026		470,994	259,047
0.00%, 02/09/2026	SEK	482,169	26,158
11.12% (SOFR + 5.76%), 02/09/2026		7,400,691	6,290,587
15.12%, 02/09/2026		2,553,554	1,404,455
15.00% (3 Month STIBOR + 10.00%), 02/09/2027	SEK	12,500,000	678,130
15.00%, 02/02/2028 (d)	SEK	5,142,042	0
Impala BondCo PLC, 12.00% (12.00% PIK) (3 Month STIBOR + 9.00%), 10/30/2027	SEK	11,981,006	796,925
INNOVATE Corp., 8.50%, 02/01/2026 (a)		7,957,000	6,007,535
Lithium Midco II Ltd., 10.47% (3 mo. EURIBOR + 6.75%), 07/09/2025	EUR	10,459,000	11,201,071
OpNet S.p.A., 10.89% (3 mo. EURIBOR + 7.00%), 02/09/2026 (a)	EUR	12,701,000	13,612,279
PayPal Holdings, Inc., 1.65%, 06/01/2025		3,113,000	3,004,712
TD SYNNEX Corp., 1.25%, 08/09/2024		3,595,000	3,575,931
Warnermedia Holdings, Inc., 6.41%, 03/15/2026		9,750,000	9,750,405
			105,748,455

Manufacturing – 17.3%
Booster Precision Components GmbH, 12.81% (3 mo. EURIBOR + 9.00%), 11/28/2026	EUR	2,084,000	2,298,817
Cannabist Co. Holdings, Inc., 9.50%, 02/03/2026		17,087,000	14,438,515
Dell International LLC / EMC Corp., 4.00%, 07/15/2024		2,751,000	2,749,127
Fiven ASA, 10.46% (3 mo. EURIBOR + 6.70%), 12/11/2026	EUR	11,215,000	12,395,052
G-III Apparel Group Ltd., 7.88%, 08/15/2025 (a)		4,735,000	4,754,485
Gilead Sciences, Inc., 3.65%, 03/01/2026		8,847,000	8,602,770
HMH Holding BV, 9.88%, 11/16/2026		14,906,000	15,488,203
Infrabuild Australia Pty Ltd., 14.50%, 11/15/2028 (a)		10,114,000	10,469,001
Jabil, Inc., 1.70%, 04/15/2026		3,353,000	3,134,223
Mangrove Luxco III Sarl
7.78% (9.00% PIK), 10/09/2025	EUR	28,338,856	30,294,503
7.78% (9.00% PIK), 10/09/2025 (a)	EUR	1,043,750	1,115,779
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2027 (a)		1,083,000	1,106,555
Neptune Bidco AS, 11.48% (Norway Interbank Offered Rate Fixing 3 Month + 6.75%), 06/28/2028	NOK	55,000,000	5,151,260
ProSomnus, Inc., 9.00%, 12/06/2025 (d)		6,516,093	5,186,810
Qorvo, Inc., 1.75%, 12/15/2024		2,633,000	2,581,718
SC Johnson & Son, Inc., 3.35%, 09/30/2024 (a)		2,729,000	2,710,995
Secop Group Holding GmbH, 12.12% (3 mo. EURIBOR + 8.40%), 12/29/2026	EUR	2,561,000	2,804,415
Sherwin-Williams Co., 3.95%, 01/15/2026		8,847,000	8,664,617
Sonoco Products Co., 1.80%, 02/01/2025		10,421,000	10,173,291
Stanley Black & Decker, Inc., 3.40%, 03/01/2026		3,460,000	3,353,785
Tapestry, Inc.
7.05%, 11/27/2025		10,273,000	10,447,760
4.13%, 07/15/2027		111,000	106,459
			158,028,140

Mining, Quarrying, and Oil and Gas Extraction - 1.8%
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/2025 (a)		11,471,000	11,451,507
Mime Petroleum AS, 9.75%, 09/17/2026		3,412,651	3,301,740
Tacora Resources, Inc., 13.00%, 09/30/2024 (a)(d)		3,892,693	1,946,347
			16,699,594

Professional, Scientific, and Technical Services - 3.3%
Getty Images, Inc., 9.75%, 03/01/2027 (a)		6,505,000	6,524,269
Infor, Inc., 1.75%, 07/15/2025 (a)		3,158,000	3,028,884
Oracle Corp., 2.65%, 07/15/2026		13,647,000	12,936,018
VMware LLC, 1.00%, 08/15/2024		7,518,000	7,472,454
			29,961,625

Real Estate and Rental and Leasing - 1.3%
Crown Castle, Inc., 3.20%, 09/01/2024		11,369,000	11,312,452
REX - Real Estate Exchange, Inc., 6.00%, 03/15/2025 (a)		562,499	556,706
			11,869,158

Retail Trade - 0.3%
Advance Auto Parts, Inc., 5.90%, 03/09/2026		3,000,000	3,001,589

Transportation and Warehousing - 3.5%
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 10.00%, 10/15/2026 (a)(b)		21,997,000	22,633,139
Uber Technologies, Inc.
8.00%, 11/01/2026 (a)		8,067,000	8,144,540
7.50%, 09/15/2027 (a)		750,000	765,317
			31,542,996
Utilities - 0.8%
NextEra Energy Capital Holdings, Inc., 4.26%, 09/01/2024		7,050,000	7,027,853

Wholesale Trade - 2.1%
Arrow Electronics, Inc., 3.25%, 09/08/2024		1,162,000	1,155,400
TD SYNNEX Corp., 1.75%, 08/09/2026		5,186,000	4,787,912
TPC Group, Inc., 13.00%, 12/16/2027 (a)		13,434,726	13,647,062
			19,590,374
TOTAL CORPORATE BONDS (Cost $468,936,388)			460,906,637

BANK LOANS - 12.7%		Par	Value
Arts, Entertainment, and Recreation - 1.8%
NAI Entertainment Holdings LLC, 10.96% (1 mo. Term SOFR + 5.00%), 05/08/2025		16,391,470	16,395,568

Construction - 0.1%
Lealand Finance (McDermott) First Lien, 8.46% (1 Month Base Rate + 3.00%), 06/30/2027		1,750,984	919,266
Lealand Finance Co. BV First Lien, 6.46% (1 Month Base Rate + 1.00%), 12/31/2027		37,890	17,998
			937,264
Information - 2.5%
Cengage Learning, Inc. First Lien, 9.54% (6 mo. Term SOFR + 4.75%), 07/14/2026		6,238,000	6,263,357
Clear Channel International First Lien, 7.50%, 08/15/2027		11,888,000	11,620,520
Lions Gate Capital Holdings LLC First Lien, 7.69% (1 mo. Term SOFR + 2.25%), 03/24/2025		4,718,072	4,719,252
			22,603,129

Manufacturing - 6.6%
Chobani LLC, 8.71% (1 mo. Term LIBOR + 3.50%), 10/23/2027		2,468,031	2,479,593
Chobani LLC First Lien, 9.08% (1 mo. Term SOFR + 3.75%), 10/25/2027		5,970,000	6,004,507
Elevate Textiles, Inc., 13.95% (13 mo. Term SOFR + 8.65%), 09/30/2027		8,717,189	8,579,196
First Brands Group LLC First Lien
10.59% (3 mo. Term SOFR + 5.00%), 03/30/2027		9,442,491	9,401,180
10.59% (3 mo. Term SOFR + 5.00%), 03/30/2027		1,815,528	1,806,741
Forum Energy Technologies, Inc., 11.00%, 12/08/2026 (d)		23,208,204	22,279,876
K&N Parent, Inc.
13.46% (3 Month LIBOR + 8.00%), 02/14/2027 (c)		7,993,024	7,953,058
8.71% (3 Month LIBOR + 5.25%), 08/14/2027 (c)		1,837,670	1,470,136
ProSomnus Holdings, Inc., 17.50% (Prime + 9.00%), 11/07/2024 (d)		878,770	878,770
			60,853,057

Professional, Scientific, and Technical Services - 0.3%
Getty Images, Inc. First Lien, 9.93% (3 mo. Term SOFR + 4.50%), 02/19/2026		3,141,826	3,144,811

Real Estate and Rental and Leasing - 1.0%
Micromont, 8.00%, 11/15/2026 (d)		9,332,477	9,332,477

Retail Trade - 0.4%
The Container Store, Inc., 10.60% (3 mo. Term LIBOR + 4.75%), 01/31/2026		4,885,172	3,236,426
TOTAL BANK LOANS (Cost $120,748,117)			116,502,732

CONVERTIBLE BONDS - 6.4%		Par	Value
Information - 2.3%
BuzzFeed, Inc., 8.50%, 12/03/2026 (a)		6,255,000	5,785,875
Chegg, Inc., 0.13%, 03/15/2025		9,693,000	9,014,490
Leafly Holdings, Inc., 8.00%, 01/31/2025 (d)		7,245,000	6,158,250
			20,958,615

Manufacturing - 1.9%
Forum Energy Technologies, Inc., 9.00% (9.00% PIK), 08/04/2025		1,500,003	1,499,253
Turning Point Brands, Inc., 2.50%, 07/15/2024		15,937,000	16,046,986
			17,546,239

Professional, Scientific, and Technical Services - 0.6%
BlackLine, Inc., 0.13%, 08/01/2024		5,593,000	5,576,221

Transportation and Warehousing - 1.6%
Delivery Hero SE
1.00%, 04/30/2026	EUR	7,800,000	7,582,838
1.00%, 01/23/2027	EUR	8,400,000	7,474,959
			15,057,797
TOTAL CONVERTIBLE BONDS (Cost $60,672,308)			59,138,872

MORTGAGE-BACKED SECURITIES - 5.6%		Par	Value
Finance and Insurance - 5.6%
BX Trust
Series 2021-SOAR, Class B, 6.31% (1 mo. Term SOFR + 0.98%), 06/15/2038 (a)		6,080,177	6,005,079
Series 2021-VINO, Class A, 6.10% (1 mo. Term SOFR + 0.77%), 05/15/2038 (a)		3,617,731	3,575,412
Series 2021-VOLT, Class B, 6.39% (1 mo. Term SOFR + 1.06%), 09/15/2036 (a)		1,800,000	1,775,261
Series 2021-VOLT, Class C, 6.54% (1 mo. Term SOFR + 1.21%), 09/15/2036 (a)		6,150,000	6,029,983
Series 2024-BIO, Class A, 6.97% (1 mo. Term SOFR + 1.64%), 02/15/2041 (a)		7,500,000	7,484,836
Series 2024-KING, Class A, 6.87% (1 mo. Term SOFR + 1.54%), 05/15/2034 (a)		4,075,000	4,084,044
Series 2024-KING, Class B, 7.07% (1 mo. Term SOFR + 1.74%), 05/15/2034 (a)		5,419,000	5,380,952
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 7.38% (1 mo. Term SOFR + 2.05%), 12/15/2037 (a)		7,943,000	7,950,892
Cold Storage Trust
Series 2020-ICE5, Class A, 6.34% (1 mo. Term SOFR + 1.01%), 11/15/2037 (a)		5,237,374	5,219,943
Series 2020-ICE5, Class D, 7.54% (1 mo. Term SOFR + 2.21%), 11/15/2037 (a)		1,341,782	1,337,814
Life Mortgage Trust US, Series 2021-BMR, Class A, 6.14% (1 mo. Term SOFR + 0.81%), 03/15/2038 (a)		3,174,994	3,119,920
			51,964,136
TOTAL MORTGAGE-BACKED SECURITIES (Cost $51,807,461)			51,964,136

ASSET-BACKED SECURITIES - 4.8%		Par	Value
Finance and Insurance - 3.1%
Alterna Funding LLC, Series 2024-1A, Class A, 6.26%, 05/16/2039 (a)		2,385,000	2,390,355
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, 04/25/2047 (a)		21,353,730	18,698,496
HTS Fund LLC, Series 2021-1, Class A, 1.41%, 08/25/2036 (a)		4,872,044	3,874,110
RAM 2024-1 LLC, Series 2024-1, Class A, 6.67%, 02/15/2039 (a)		3,896,956	3,884,534
			28,847,495

Transportation and Warehousing - 1.7%
Alaska Airlines, Inc., Series A, 4.80%, 08/15/2027 (a)		1,337,356	1,313,271
Hawaiian Airlines 2013-1 Class A Pass Through Certificates, Series 2013-1, 3.90%, 01/15/2026		14,833,284	13,998,912
			15,312,183
TOTAL ASSET-BACKED SECURITIES (Cost $44,665,076)			44,159,678

PREFERRED STOCKS - 1.1%		Shares	Value
Administrative and Support and Waste Management and Remediation Services - 1.1%
SWK Holdings Corp. 9.00%, 01/31/2027		412,897	10,301,780
TOTAL PREFERRED STOCKS (Cost $10,322,970)			10,301,780

REAL ESTATE INVESTMENT TRUSTS - 0.3%		Shares	Value
Real Estate and Rental and Leasing - 0.3%
Gladstone Land Corp. Series D, 5.00%, 01/31/2026		119,309	2,884,892
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,831,172)			2,884,892

SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 0.2%		Shares	Value
Alpha Partners Technology Merger Corp. Founder Shares (f)		9,341	609
Berenson Acquisition Corp. Founder Shares (d)(f)		19,099	0
Legato Merger Corp. III (f)		178,600	1,806,235
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $1,771,990)			1,806,844

COMMON STOCKS - 0.0%(e)		Shares	Value
Manufacturing - 0.0%(e)
Diebold Nixdorf, Inc. (f)		0	0
K&N Parent, Inc. (f)		152,899	344,023
TOTAL COMMON STOCKS (Cost $152,899)			344,023

WARRANTS - 0.0%(e)		Contracts	Value
Finance and Insurance - 0.0%(e)
Legato Merger Corp. III, Expires 03/28/2029, Exercise Price $11.50 (f)		89,300	11,618

Information - 0.0%(e)
Leafly Holdings, Inc., Expires 11/07/2026, Exercise Price $11.50 (f)		36,943	572

Mining, Quarrying, and Oil and Gas Extraction - 0.0%(e)
Tacora Resources, Inc., Expires 05/11/2025, Exercise Price $0.01 (d)(f)		37,828,768	0
TOTAL WARRANTS (Cost $14,087)			12,190

SHORT-TERM INVESTMENTS - 19.4%
Commercial Paper - 14.2%		Par
Consumer Staples — 3.0%
Conagra Brands, Inc., 5.60%, 07/02/2024 (g)		9,683,000	9,676,923
Dollarama, Inc., 5.71%, 07/11/2024 (g)		18,424,000	18,386,934
			28,063,857

Energy — 1.2%
Targa Resources Corp., 6.11%, 07/23/2024 (g)		10,777,000	10,732,620

Industrials — 2.1%
ITT, Inc., 5.46%, 07/08/2024 (g)		19,366,000	19,336,726

Manufacturing — 5.3%
DENTSPLY Sirona, Inc., 5.11%, 07/03/2024 (g)		16,848,000	16,834,218
Jabil, Inc., 5.87%, 07/18/2024 (g)		6,739,000	6,716,262
VF Corp., 6.63%, 07/24/2024 (g)		7,025,000	6,997,392
Whirlpool Corp., 5.70%, 07/12/2024 (g)		18,190,000	18,148,348
			48,696,220

Materials — 1.7%
FMC Corp., 6.16%, 07/19/2024 (g)		15,353,000	15,298,396

Real Estate and Rental and Leasing — 0.9%
Crown Castle, Inc., 5.75%, 08/01/2024 (g)		8,501,000	8,454,211
Total Commercial Paper (Cost $130,641,459)			130,582,030

Money Market Funds - 5.2%		Shares
First American Treasury Obligations Fund - Class X, 5.20% (h)		47,921,455	47,921,455
Total Money Market Funds (Cost $47,921,455)			47,921,455
TOTAL SHORT-TERM INVESTMENTS (Cost $178,562,914)			178,503,485

TOTAL INVESTMENTS - 100.7% (Cost $940,485,382)			926,525,269
Liabilities in Excess of Other Assets - (0.7)%			(6,719,312)
TOTAL NET ASSETS - 100.0%			$919,805,957

Percentages are stated as a percent of net assets.

Par amount is in U.S. Dollar unless otherwise indicated.

ASA - Advanced Subscription Agreement
LIBOR - London Interbank Offered Rate
NV - Naamloze Vennootschap
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $243,612,366 or 26.5% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of June 30, 2024.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $45,782,530 or 5.0% of net assets as of June 30, 2024.

(e)	Represents less than 0.05% of net assets.
(f)	Non-income producing security.
(g)	The rate shown is the effective yield as of June 30, 2024.
(h)	The rate shown represents the 7-day effective yield as of June 30, 2024.

CrossingBridge Low Duration High Yield Fund
Schedule of Forward Currency Contracts
June 30, 2024 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)

07/15/2024	SEK	5,140,000	USD	491,330	U.S. Bancorp Investments, Inc.	$(5,965)
07/15/2024	USD	100,763,228	EUR	93,115,000	U.S. Bancorp Investments, Inc.	960,350
07/15/2024	USD	5,183,300	NOK	55,000,000	U.S. Bancorp Investments, Inc.	29,702
07/15/2024	USD	35,540,499	SEK	366,650,000	U.S. Bancorp Investments, Inc.	918,070
Total Unrealized Appreciation (Depreciation)						$1,902,157

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Funds (the
“Funds”) are comprised of the CrossingBridge Low Duration High Yield Fund, the CrossingBridge Responsible Credit Fund, the CrossingBridge Ultra-Short Duration
Fund and the RiverPark Strategic Income Fund (collectively, the “Mutual Funds”) and the CrossingBridge Pre-Merger SPAC ETF (the “ETF”), each representing a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the CrossingBridge Low Duration High Yield
Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Responsible
Credit Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge
Ultra-Short Duration Fund is to offer a higher yield than cash instruments while maintaining a low duration. The investment objective of the RiverPark Strategic
Income Fund is seek high current income and capital appreciation with the preservation of capital. The CrossingBridge Low Duration High Yield Fund commenced investment operations on February 1, 2018. The Fund has registered both an Investor Class and Institutional Class of shares. During the fiscal quarter ended
December 31, 2023, only the Institutional Class was operational. Both the CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund
commenced investment operations on June 30, 2021. Both Funds registered only an Institutional Class of shares. The RiverPark Strategic Income Fund commenced investment operations on September 30, 2013. From commencement date through May 12, 2023, the RiverPark Strategic Income was a series of the RiverPark Funds
Trust. On May 13, 2023, the Fund reorganized into the Trust. The Fund has registered and currently offers both an Institutional Class and Retail Class of shares. The investment objective of the CrossingBridge Pre-Merger SPAC ETF is to provide total returns consistent with the preservation of capital. The ETF commenced investment operations on September 20, 2021. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by CrossingBridge Advisors, LLC (“the Adviser”), the Funds’ investment adviser. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange, including Special Purpose Acquisition Companies ("SPACs"), is valued at its last sale price on that exchange on the date as of which assets are valued. Bank loans are valued at prices supplied by an approved independent pricing service (“Pricing Service”), if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including corporate bonds, bank loans, commercial paper, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a
Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using constant yield method over the life of the security.

Money market funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

SPAC Founders Shares, received as part of the initial public offering process, will be valued initially in line with the publicly traded warrants, which typically have no value prior to the warrants being separated from the SPAC common shares. Upon a de-SPAC transaction, the valuation of the Founders Shares may be updated to reflect more current circumstances and inputs, including the value of the publicly traded warrants or the value of the publicly traded common shares, and may include a discount to reflect any restrictions associated with the Founders Shares.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the
Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.
The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Adviser.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds investments carried at fair value as of June 30, 2024:

CrossingBridge Low Duration High Yield Fund	Level 1	Level 2	Level 3	Total
Assets(1):
Corporate Bonds	$-	$453,773,480	$7,133,157	$460,906,637
Bank Loans	-	84,011,609	32,491,123	116,502,732
Convertible Bonds	-	52,980,622	6,158,250	59,138,872
Collateralized Mortgage Obligations	-	51,964,136	-	51,964,136
Asset-Backed Securities	-	44,159,678	-	44,159,678
Preferred Stocks	10,301,780	-	-	10,301,780
Real Estate Investment Trusts	2,884,892	-	-	2,884,892
Special Purpose Acquisition Companies	1,806,844	-	-	1,806,844
Common Stocks	-	344,023	-	344,023
Warrants	12,190	-	-	12,190
Short-Term Investments	47,921,455	130,582,030	-	178,503,485
Total Assets	$62,927,161	$817,815,578	$45,782,530	$926,525,269

Other Financial Instruments(2):
Forward Currency Exchange Contracts	$-	$1,902,157	$-	$1,902,157
Total Other Financial Instruments	$-	$1,902,157	$-	$1,902,157

(1) See the Fund's Schedule of Investments for industry classifications.
(2) Other financial instruments are forward currency exchange contracts not included in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

CrossingBridge Low Duration High Yield Fund
	Bank Loans	Corporate Bonds	Convertible Bonds	Special Purpose Acquisition Companies	Warrants
Beginning Balance - October 1, 2023	$-	$9,053,892	$6,158,250	$1,405	$-
Purchases	32,844,114	1,375,861	-	-	-
Sales	-	(871,147)	-	-	-
Accretion/Amortization	32,588	116,610	-	-	-
Realized gains (losses)	-	82,192	-	(67)	-
Change in unrealized appreciation (depreciation)	(385,579)	(2,624,251)	-	(729)	-
Transfer in/(out) of Level 3	-	-	-	(609)	-
Ending Balance - June 30, 2024	$32,491,123	$7,133,157	$6,158,250	$-	$-

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2023:

CrossingBridge Low Duration High Yield Fund
Description	Fair Value June 30, 2024	Valuation Methodologies	Unobservable Input	Range/Weighted Average Unobservable Input
Bank Loans	$22,279,876	Vendor Pricing	Broker Quotes	$96 - 97.875
Bank Loans	$9,332,477	Vendor Pricing	Broker Quotes	$100.00
Bank Loans	$878,770	Vendor Pricing	Broker Quotes	$100.00
Corporate Bonds	$5,186,810	Liquidation analysis	Transaction price	N/A
Corporate Bonds	$1,946,347	Liquidation analysis	Transaction price	N/A
Corporate Bonds	$-	Liquidation analysis	Transaction price	N/A
Convertible Bonds	$6,158,250	Liquidation analysis	Yield to maturity	21.60%
Special Purpose Acquisition Companies*	$-	Market comparable	Market price of similar asset	$0- $1
Warrants**	$-	Liquidation analysis	Market discount	$0

* Table presents information for three securities, which have been valued between $0.00 and $0.24 throughout the period.
** Table presents information for two securities, which have been valued at $0.00 throughout the period.